Pledged Assets and Collateral (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At March 31, 2025, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2025
(in millions)
Trading account securities	¥12,140,281
Investment securities	16,371,212
Loans	18,438,447
Other	25,901
Total	¥46,975,841

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

2025
(in millions)
Deposits	¥15,807
Call money and funds purchased	89,946
Payables under repurchase agreements and securities lending transactions	27,537,929
Other short-term borrowings and long-term debt	19,331,189
Other	970
Total	¥46,975,841